Schedule of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current
Deferred tax asset (liability) Non-deductible accrued expenses	$ 230	$ 20
Deferred rent	3	4
Valuation allowance	(233)	(24)
Net current deferred tax asset	0	0
Non-current
Deferred tax asset (liability) Stock compensation expense	88	70
Net operating loss carryforwards	14,169	7,891
Depreciation differences	(28)	(31)
Deferred revenue	77
Deferred rent	1	4
Charitable contributions	3	3
Valuation allowance	(15,422)	(8,580)
Net non-current deferred tax asset	0	0
Federal
Non-current
Tax credits	850	447
State
Non-current
Tax credits	$ 262	$ 196